Restructuring - Restructuring Expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Restructuring
Cash outflows related to restructuring	€ (900)	€ 100
Number of employees who left the company under the plan | employee	4,000
Employee-related restructuring expenses	€ (1,111)	(19)	€ (180)
Onerous contract-related restructuring expenses and restructuring related impairment losses	(19)	0	(2)
Restructuring expenses	€ (1,130)	€ (19)	€ (182)